Membership Interests (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Membership Interests [Abstract]
Schedule Of Distributions Paid

Declaration Date	Payment Date	Amount
April 29, 2015	May 15, 2015	$65
February 25, 2015	February 26, 2015	$100

During 2014, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount

October 21, 2014	October 22, 2014	$101
July 30, 2014	July 31, 2014	$71
April 30, 2014	May 1, 2014	$57
February 19, 2014	February 20, 2014	$53

During 2013, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount

October 29, 2013	October 31, 2013	$95
July 31, 2013	August 1, 2013	$95
May 1, 2013	May 2, 2013	$70
February 13, 2013	February 15, 2013	$50

Schedule Of Changes To Membership Interests

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2014	$7,625	$(107)	$7,518
Net income	196	-	196
Distributions	(165)	-	(165)
Net effects of cash flow hedges (net of tax)	-	1	1
Defined benefit pension plans (net of tax)	-	1	1
Balance at June 30, 2015	$7,656	$(105)	$7,551

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2013	$7,457	$(48)	$7,409
Net income	197	-	197
Distributions	(110)	-	(110)
Net effects of cash flow hedges (net of tax)	-	1	1
Balance at June 30, 2014	$7,544	$(47)	$7,497

Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2014	$(24)	$(83)	$(107)
Defined benefit pension plans (net of tax)	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	-	1
Balance at June 30, 2015	$(23)	$(82)	$(105)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2013	$(26)	$(22)	$(48)
Defined benefit pension plans (net of tax)	-	-	-
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	-	1
Balance at June 30, 2014	$(25)	$(22)	$(47)

The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2014.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2013	$(26)	$(22)	$(48)
Defined benefit pension plans (net of tax)	-	(61)	(61)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2014	$(24)	$(83)	$(107)

The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2013.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2012	$(28)	$(3)	$(31)
Defined benefit pension plans (net of tax)	-	(19)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2013	$(26)	$(22)	$(48)